Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,192,654,300.00
Previously Paid Amount	138,100.00
Total Fee Amount	4,169,605.56
Total Offset Amount	0.00
Net Fee	$ 4,031,505.56
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A